RESTRUCTURING AND IMPAIRMENT (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	$ 18	$ 4	$ 262	$ (5)
Revascor Carrying Value Of In Process R&D Asset	258		258
Mesoblast Ltd Carrying Value Of Equity Interest	270		270
Impairment Restructuring And Others [Abstract]
Impairment of long-lived assets	81	56	146	57
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	18	4	262	(5)
Restructuring	48	78	51	136
Other expenses	6	2	(8)	2
Total	285	143	584	200
Acquisition Expenses	132	3	133	10
Restructuring Reserve [Roll Forward]
Charges made	$ 48	$ 78	51	$ 136
TEV-48125 [Member]
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1			235
Impairment Restructuring And Others [Abstract]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1			$ 235